Average Annual Total Returns - Delaware Floating Rate Fund	S&P/LSTA Leveraged Loan Index 1 year	S&P/LSTA Leveraged Loan Index 5 years	S&P/LSTA Leveraged Loan Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	3.12%	5.24%	4.32%	(0.47%)	3.20%	2.26%	(2.14%)	1.60%	1.06%	(0.33%)	1.74%	1.21%	0.67%	3.00%	1.78%	2.15%	3.51%	2.21%	2.55%	4.03%	2.80%